Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash	Cash consisted of the following:
	As of December 31, 2019	As of December 31, 2018

Cash on hand	$-	$-
Cash in banks	13,567	1,578,828
Total cash	$13,567	$1,578,828